COMMITMENTS AND CONTINGENCIES - Non-cancellable operating leases (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
Contractual obligations for property management fees
2026	¥ 88,798.04
2027	1,611,206.65
2028	3,610,540.48
2029	467,342.46
Total future payments	¥ 5,777,887.63
Unrecorded Unconditional Purchase Obligation, Category [Extensible Enumeration]	us-gaap:OperatingLeaseLeaseNotYetCommencedMember